EQUITY (Details Narrative) - USD ($)										6 Months Ended		12 Months Ended
	Feb. 21, 2024	Dec. 23, 2022	Dec. 12, 2022	Jun. 23, 2022	Mar. 31, 2022	Nov. 23, 2021	Dec. 17, 2020	Nov. 27, 2019	Nov. 15, 2019	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2023	Nov. 27, 2023	Dec. 04, 2018
Ordinary shares, shares issued										2,923,325				1,741,295		50,000
Ordinary shares authorized																50,000
Common stock par value										$ 0				$ 0		$ 1.00
Number of shares issued									16,666
Total consideration									$ 16,666
Share price per share									$ 1.00
Number of ordinary shares issued									66,666
Ordinary shares, shares issued										3,361,823				2,923,325
Ordinary shares, shares outstanding										3,361,823				2,923,325
Ordinary shares, no par value										$ 0				$ 0
Ordinary shares, shares outstanding										2,923,325				1,741,295
Additional paid-in capital										$ 44,515,833				$ 44,515,833
Additional paid-in capital contributed										$ 0	$ 5,944,267
2022 Plan [Member] | Maximum [Member]
Number of shares issued under plan					4,945,313
Common Stock [Member]
Ordinary shares, shares issued															35
Number of shares issued	438,498
Share price	$ 1.01
Ordinary shares, shares outstanding															35
Shares Purchase Agreement [Member] | Anxin Jieda Co Limited [Member] | Common Stock [Member]
Number of shares issued						7,968,755
Share Consideration paid, percentage												50.00%	50.00%
Shares Purchase Agreement [Member] | Boxinrui International Holdings Limited [Member]
Ownership percentage						100.00%
Shares Purchase Agreement [Member] | Beijing Anxin Jieda Logistics Co., Ltd. [Member]
Ownership percentage						100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Common stock par value					$ 0
Number of shares issued					9,000,000
Total consideration					$ 8,100,000
Share price					$ 0.9
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Common stock par value				$ 0
Number of shares issued				10,000,000
Total consideration				$ 6,000,000
Share price				$ 0.6
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Common stock par value		$ 0	$ 0
Number of shares issued		12,000,000	12,000,000
Total consideration		$ 9,600,000	$ 9,600,000
Share price		$ 0.8	$ 0.8
Stock Purchase Agreement [Member] | Yundian BVI [Member]
Ownership percentage					100.00%
Stock Purchase Agreement [Member] | Yundian BVI [Member] | Common Stock [Member]
Ownership percentage					100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member]
Ownership percentage				100.00%
Stock Purchase Agreement [Member] | Mahao BVI [Member] | Common Stock [Member]
Ownership percentage				100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member]
Ownership percentage			100.00%
Stock Purchase Agreement [Member] | Yuanxing BVI [Member] | Common Stock [Member]
Ownership percentage			100.00%
IPO [Member]
Number of shares issued							5,000,000
Share price per share							$ 5.00
Proceeds from public offering							$ 25,000,000
Board of Directors [Member]
Ordinary shares authorized								66,666
Common stock par value								$ 1.00
Divided pro-rata shares								20,000,000
Board of Directors [Member] | IPO [Member]
Number of shares issued							5,000,000
Share price per share							$ 5.00
Ordinary shares offered							999,910
Proceeds from public offering							$ 29,999,550
Proceeds from public offering before deduction							26,500,000
Underwriter's fee and expenses							$ 3,500,000